Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
Tel: 202.739.3000
Fax: 202.739.3001
www.morganlewis.com
John M. Ford
Partner
215.963.5110
jmford@morganlewis.com
May 7, 2007
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Bishop Street Funds File Nos. 33-80514 and 811-08572
Ladies and Gentlemen:
On behalf of Bishop Street Funds (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, this letter certifying that the form of prospectuses and statement of additional information that would have been filed under Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 26, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0000893220-07-001562 on April 30, 2007.
Please do not hesitate to contact me at 215.963.5110 with your questions or comments.

Sincerely,
/s/ John M. Ford
John M. Ford